Concentrations of Credit Risk (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Wholesale Trade USD ($)	Mar. 31, 2013 Wholesale Trade INR	Mar. 31, 2012 Wholesale Trade INR	Mar. 31, 2013 Banks and Financial Institutions USD ($)	Mar. 31, 2013 Banks and Financial Institutions INR	Mar. 31, 2012 Banks and Financial Institutions INR	Mar. 31, 2013 Land Transport USD ($)	Mar. 31, 2013 Land Transport INR	Mar. 31, 2012 Land Transport INR	Mar. 31, 2013 Coal & Petroleum Products USD ($)	Mar. 31, 2013 Coal & Petroleum Products INR	Mar. 31, 2012 Coal & Petroleum Products INR	Mar. 31, 2013 Automobile and Auto Ancilliary USD ($)	Mar. 31, 2013 Automobile and Auto Ancilliary INR	Mar. 31, 2012 Automobile and Auto Ancilliary INR	Mar. 31, 2013 Engineering USD ($)	Mar. 31, 2013 Engineering INR	Mar. 31, 2012 Engineering INR	Mar. 31, 2013 Iron and Steel USD ($)	Mar. 31, 2013 Iron and Steel INR	Mar. 31, 2012 Iron and Steel INR	Mar. 31, 2012 Non-Banking Finance Companies INR	Mar. 31, 2013 Retail Trade USD ($)	Mar. 31, 2013 Retail Trade INR	Mar. 31, 2012 Retail Trade INR	Mar. 31, 2013 Power USD ($)	Mar. 31, 2013 Power INR	Mar. 31, 2012 Power INR	Mar. 31, 2012 Real Estate & Property Services INR	Mar. 31, 2013 Services USD ($)	Mar. 31, 2013 Services INR	Mar. 31, 2012 Services INR	Mar. 31, 2013 Food And Beverage USD ($)	Mar. 31, 2013 Food And Beverage INR	Mar. 31, 2012 Food And Beverage INR	Mar. 31, 2013 Others (none greater than 2%) USD ($)	Mar. 31, 2013 Others (none greater than 2%) INR	Mar. 31, 2012 Others (none greater than 2%) INR	Mar. 31, 2013 Nonferrous Metals USD ($)	Mar. 31, 2013 Nonferrous Metals INR
Concentration Risk [Line Items]
Gross loans	$ 46,556.2	2,538,245.8	2,034,281.2		178,552.2	110,828.9		29,155.0	37,298.1		157,938.8	129,736.4		48,885.1	23,948.3		105,073.6	70,078.3		42,721.6	33,487.0		53,229.3	40,755.1	47,563.0		71,102.3	52,373.5		49,453.9	44,135.9	47,422.1		73,335.2	38,967.0		69,213.0	46,444.1		1,635,274.7	1,311,243.5		24,311.1
Fair Value Of Credit Substitutes		46,622.6	11,800.5		0	0		0	0		0	0		0	0		4,594.1	97.0		996.0	827.8		0	97.4	5,033.5		0	0		1,984.3	0	0		422.1	0		1,192.2	0		37,433.9	5,744.8		0
Non-funded exposure		462,690.7	479,207.3		36,930.1	31,439.4		66,170.8	121,778.4		1,929.0	1,407.8		71,202.1	64,094.1		13,625.0	14,958.5		32,443.7	35,911.1		22,326.7	18,729.1	2,867.4		2,655.5	2,896.2		11,598.2	10,453.4	6,052.6		15,289.7	12,799.7		5,140.5	5,101.8		142,783.5	150,717.8		40,595.9
Total Exposure	$ 55,898.1	3,047,559.1	2,525,289.0	$ 3,952.4	215,482.3	142,268.3	$ 1,748.5	95,325.8	159,076.5	$ 2,932.3	159,867.8	131,144.2	$ 2,202.6	120,087.2	88,042.4	$ 2,261.4	123,292.7	85,133.8	$ 1,396.9	76,161.3	70,225.9	$ 1,385.8	75,556.0	59,581.6	55,463.9	$ 1,352.9	73,757.8	55,269.7	$ 1,156.2	63,036.4	54,589.3	53,474.7	$ 1,633.3	89,047.0	51,766.7	$ 1,385.7	75,545.7	51,545.9	$ 33,299.6	1,815,492.1	1,467,706.1	$ 1,190.5	64,907.0
%	100.00%	100.00%	100.00%	7.10%	7.10%	5.60%	3.10%	3.10%	6.30%	5.20%	5.20%	5.20%	3.90%	3.90%	3.50%	4.00%	4.00%	3.40%	2.50%	2.50%	2.80%	2.50%	2.50%	2.40%	2.20%	2.40%	2.40%	2.20%	2.10%	2.10%	2.20%	2.10%	2.90%	2.90%	2.00%	2.50%	2.50%	2.00%	59.70%	59.70%	58.10%	2.10%	2.10%